OPERATING SEGMENT INFORMATION - Summary of Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 381,874	$ 346,448
United States of America
Disclosure Of Operating Segments [Line Items]
Non-current assets	188,383	151,225
China
Disclosure Of Operating Segments [Line Items]
Non-current assets	46,080	56,007
Europe
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 147,411	$ 139,216